FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of warrant liabilities at beginning of period	$ 21,885	$ 7,526
Partial conversion of convertible notes		(394)
Fair value of warrant liabilities at end of period	1,646	21,885
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Chance in fair value	$ (8,488)	$ 5,610
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Derivative Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Chance in fair value	$ (11,751)	$ 9,143
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Financial income (expenses), net	Financial income (expenses), net